LONG-TERM DEBT, NET (SCF Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	May 20, 2021	Jan. 14, 2021	Jul. 15, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 24, 2024	Apr. 08, 2024	Nov. 28, 2023	Nov. 09, 2023
Long-Term Debt [Line Items]
Total long-term debt				$ 7,180,185	$ 7,499,771
Gain (loss) on extinguishment of debt				(1,000)	1,611	$ 0
Non current portion of long-term debt				7,135,825	7,472,620
2025 & 2028 SCF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt			$ 1,000,000
SCF 6.000% Senior Notes, due 2025 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt			$ 500,000	$ 221,622
Interest rate per annum			6.00%
Maturity date				Jul. 15, 2025
Gain (loss) on extinguishment of debt				$ (1,000)	1,611
Non current portion of long-term debt				199,772
Purchase price as percentage of principal			100.00%
Debt instrument, repurchased face amount				$ 75,349	$ 3,000
SCF 6.000% Senior Notes, due 2025 [Member] | Senior Unsecured Notes [Member] | 2023 Tender Offer [Member]
Long-Term Debt [Line Items]
Tender offer amount accepted for purchase, maximum									$ 100,000	$ 75,000
Debt instrument, repurchased face amount									$ 100,000
SCF 6.000% Senior Notes, due 2025 [Member] | Senior Unsecured Notes [Member] | 2024 Tender Offer [Member]
Long-Term Debt [Line Items]
Tender offer amount accepted for purchase, maximum							$ 100,029	$ 100,000
Debt instrument, repurchased face amount							$ 100,029
SCF 6.500% Senior Notes, due 2028 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt			$ 500,000
Interest rate per annum			6.50%
Maturity date				Jan. 15, 2028
Purchase price as percentage of principal			100.00%
SCF 5.000% Senior Notes, due 2029 [Member] | Initial 2029 SCF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt		$ 750,000
Interest rate per annum		5.00%
Maturity date				Jan. 15, 2029
Purchase price as percentage of principal		100.00%
SCF 5.000% Senior Notes, due 2029 [Member] | Additional 2029 SCF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 350,000
Interest rate per annum	5.00%
Maturity date				Jan. 15, 2029
Purchase price as percentage of principal	101.50%
SCF Senior Notes [Member]
Long-Term Debt [Line Items]
Net assets restricted from distribution				$ 657,000